Assets under management (Tables)	12 Months Ended
Dec. 31, 2016
Assets under management and net new assets
Assets under management
end of	2016		2015
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	165.7		186.9
Assets with discretionary mandates	238.6		223.1
Other assets under management	846.8		804.1
Assets under management (including double counting)	1,251.1	[1]	1,214.1
of which double counting	32.8		48.0
1 Updated since the 4Q16 Earnings Release to reflect a correction.
Changes in assets under management
	2016		2015
Assets under management (CHF billion)
Assets under management at beginning of period [1]	1,214.1		1,368.7
Net new assets/(net asset outflows)	26.8	[4]	46.9
Market movements, interest, dividends and foreign exchange	34.8		(26.9)
of which market movements, interest and dividends [2]	16.4		9.8
of which foreign exchange	18.4		(36.7)
Other effects	(24.6)		(174.6)	[3]
Assets under management at end of period	1,251.1	[4]	1,214.1
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.
3
Effective as of July 1, 2015, the Group updated its assets under management policy primarily to introduce more specific criteria and indicators to evaluate whether client assets qualify as assets under management. The introduction of this updated policy resulted in a reclassification of CHF 46.4 billion of assets under management to assets under custody within client assets, which was reflected as a structural effect in the third quarter of 2015.

4 Updated since the 4Q16 Earnings Release to reflect a correction.

Bank
Assets under management and net new assets
Assets under management
end of	2016	2015
Assets under management (CHF billion)
Assets in collective investment instruments managed by Credit Suisse	165.7	186.9
Assets with discretionary mandates	228.1	220.3
Other assets under management	840.1	789.7
Assets under management (including double counting)	1,233.9	1,196.9
of which double counting	32.0	46.8

Changes in assets under management
Changes in assets under management
	2016	2015
Assets under management (CHF billion)
Assets under management at beginning of period [1]	1,196.9	1,351.1
Net new assets/(net asset outflows)	26.5	46.4
Market movements, interest, dividends and foreign exchange	35.1	(26.6)
of which market movements, interest and dividends [2]	16.7	10.0
of which foreign exchange	18.4	(36.6)
Other effects	(24.6)	(174.0)	[3]
Assets under management at end of period	1,233.9	1,196.9
1 Including double counting.
2 Net of commissions and other expenses and net of interest expenses charged.
3
Effective as of July 1, 2015, the Group updated its assets under management policy primarily to introduce more specific criteria and indicators to evaluate whether client assets qualify as assets under management. The introduction of this updated policy resulted in a reclassification of CHF 45.9 billion of assets under management to assets under custody within client assets, which has been reflected as a structural effect in the third quarter of 2015.